Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
		12 Months Ended
		Mar. 31, 2018 JPY (¥) Property	Mar. 31, 2017 JPY (¥) Property	Mar. 31, 2016 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 1,862	¥ 3,916	¥ 5,840
Write-downs due to decline estimated future cash flows, amount		3,663	5,218	7,608
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 190	¥ 68	¥ 2,183
Write-downs of the assets held for sale, number of properties | Property		2	1	5
Write-downs due to decline estimated future cash flows, amount		¥ 0	¥ 1,239	¥ 5,855
Write-downs due to decline estimated future cash flows, number of properties | Property		0	5	6
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 1,134	¥ 1,316	¥ 502
Write-downs of the assets held for sale, number of properties | Property		2	3	2
Write-downs due to decline estimated future cash flows, amount		¥ 297	¥ 2,082	¥ 1,559
Write-downs due to decline estimated future cash flows, number of properties | Property		3	5	3
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount			¥ 317	¥ 780
Write-downs of the assets held for sale, number of properties | Property			1	1
Write-downs due to decline estimated future cash flows, amount			¥ 69	¥ 0
Write-downs due to decline estimated future cash flows, number of properties | Property			1	0
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 538	¥ 2,215	¥ 2,353
Write-downs due to decline estimated future cash flows, amount	[1]	¥ 3,366	1,042	194
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount			¥ 0	¥ 22
Write-downs of the assets held for sale, number of properties | Property			0	1
Write-downs due to decline estimated future cash flows, amount			¥ 786	¥ 0
Write-downs due to decline estimated future cash flows, number of properties | Property			5	0

[1]	For the "Others", the number of properties are omitted. Write-downs of long-lived assets for fiscal 2016 and 2017 include write-downs of ¥2,338 million and ¥1,156 million of aircraft, respectively. Write-downs of long-lived assets for fiscal 2018 include write-downs of ¥2,138 million of hotels.